RELATED PARTY DEBT (Narrative) (Details) (USD $)					12 Months Ended						1 Months Ended
	Sep. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Unsecured note payable to former Director [Member]	Dec. 31, 2010 Unsecured note payable to former Director [Member]	Dec. 31, 2009 Unsecured note payable to former Director [Member]	Dec. 31, 2012 Unsecured note payable to former Director [Member]	May 31, 2011 Unsecured note payable to former Director [Member]	Dec. 31, 2008 Unsecured note payable to former Director [Member]	Dec. 31, 2010 Secured line of credit agreement [Member]	Nov. 30, 2009 Secured line of credit agreement [Member]	Dec. 31, 2012 Secured line of credit agreement [Member]	Dec. 31, 2011 Secured line of credit agreement [Member]	May 31, 2011 Secured line of credit agreement [Member]	Dec. 31, 2012 Related party notes payable [Member]	Dec. 31, 2011 Related party notes payable [Member]	Jul. 31, 2009 Related party notes payable [Member]	Nov. 30, 2008 Related party notes payable [Member]
Debt Instrument [Line Items]
Interest rate						7.00%						9.056%			10.00%			12.00%	15.00%
Principal outstanding	$ 1,045,000		$ 1,225,000							$ 335,714
Monthly installments						19,560	24,843				251,026
Periodic payment, interest						5,440	25,157				47,128
Total related party debt				409,075	272,399				340,000					40,512			96,164
Original principal balance	100,000									291,311	524,773				1,000,000				2,000,000
Accrued interest									49,089
Issuance of warrants to purchase common stock															1,000,000				666,667
Warrants, exercise price		0.25													0.15				0.38
Warrant exercise period															5 years				5 years
Debt discount	327,399		21,874												182,567				190,076
Percentage of pledged cash receipts											50.00%
Deferred default interest											40,512							96,164
Periodic payment, amount					$ 17,025	$ 25,000	$ 50,000					$ 100,546